Investment in associates (Details Narrative)		1 Months Ended
	Apr. 02, 2022 shares	Feb. 25, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Outstanding balance				$ 237	$ 142
Current prepaids				19	$ 56
Dolly Varden [Member]
Statement [Line Items]
Outstanding balance			$ 69
Acquired | shares		76,504,590
Shares outstanding		35.30%
Interest		100.00%
Fair market value				$ 52,788
private placement			$ 11,300,000
Equity interest			33.20%	33.20%
UMS [Member]
Statement [Line Items]
Share interest	25.00%
Cash deposit | shares	150
Future rental expense | shares	556